Postretirement Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Amount included in statement of operations	$ 77	$ 86	$ 84
Defined contribution plans	21	20	19
PME multi-employer plans	41	45	47
Total cost of defined-benefit plans	15	21	18
Ongoing cost	15	21	20
Gain on curtailments and settlements			2
Estimated net actuarial loss (gain)	3
Estimated prior service cost	0
Pension plan assets	157
Expected cash contributions for pension	65
Employer contribution to defined-benefit pension plans	4
Employer contribution to defined contribution pension plans	18
Employer contribution to multi-employer plans	37
Expected cash payments to unfunded plans	6
German, Swiss and Philippine [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan assets	145
Increase [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Increase (decrease) of discount rate	1.00%
Increase (decrease) in net periodic pension cost	2
Decrease [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Increase (decrease) of discount rate	1.00%
Increase (decrease) in net periodic pension cost	$ 2
PME Multi-Employer Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Number of companies	1,300
Number of participants	626,000
Contribution rate	27.10%
PME Multi-Employer Plan [Member] | Scenario, Forecast [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contribution rate				26.60%